================================================================================


                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-05150

                     CORNERSTONE STRATEGIC VALUE FUND, INC.

               (Exact name of registrant as specified in charter)

      383 Madison Avenue, New York, New York                     10179
--------------------------------------------------------------------------------
     (Address of principal executive offices)                 (Zip code)

                                   Jodi Levine
                  383 Madison Avenue, New York, New York 10179
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 272-3550

Date of fiscal year end: December 31, 2005

Date of reporting period: December 31, 2005

         Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.





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

ITEM 1. REPORTS TO STOCKHOLDERS.

         The report of Cornerstone Strategic Value Fund, Inc. (the "Registrant") to stockholders for the year ended December 31, 2005 follows.







================================================================================

                             CORNERSTONE STRATEGIC
                                VALUE FUND, INC.






















                                  ANNUAL REPORT
                               DECEMBER 31, 2005

================================================================================

CONTENTS


Portfolio Summary                                                              1

Summary Schedule of Investments                                                2

Statement of Assets and Liabilities                                            4

Statement of Operations                                                        5

Statement of Changes in Net Assets                                             6

Financial Highlights                                                           7

Notes to Financial Statements                                                  8

Report of Independent Registered Public Accounting Firm                       12

Tax Information                                                               13

Additional Information Regarding the Fund's
        Directors and Corporate Officers                                      14

Description of Dividend Reinvestment Plan                                     17

Proxy Voting and Portfolio Holdings Information                               19

Privacy Policy Notice                                                         19

Summary of General Information                                                20

Shareholder Information                                                       20





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

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CORNERSTONE STRATEGIC VALUE FUND, INC.

PORTFOLIO SUMMARY - AS OF DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  SECTOR ALLOCATION
                                                                    Percent of
Sector                                                              Net Assets
--------------------------------------------------------------------------------
Financials                                                             20.0
--------------------------------------------------------------------------------
Information Technology                                                 15.1
--------------------------------------------------------------------------------
Healthcare                                                             12.6
--------------------------------------------------------------------------------
Consumer Discretionary                                                 10.7
--------------------------------------------------------------------------------
Industrials                                                            10.5
--------------------------------------------------------------------------------
Consumer Staples                                                       10.3
--------------------------------------------------------------------------------
Energy                                                                  9.1
--------------------------------------------------------------------------------
Utilities                                                               3.5
--------------------------------------------------------------------------------
Telecommunication Services                                              2.9
--------------------------------------------------------------------------------
Materials                                                               2.3
--------------------------------------------------------------------------------
Closed-End Domestic Funds                                               2.2
--------------------------------------------------------------------------------
Other                                                                   0.8
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TOP TEN HOLDINGS, BY ISSUER
                                                                      Percent of
    Holding                                       Sector              Net Assets
--------------------------------------------------------------------------------
 1. General Electric Co.                        Industrials               3.6
--------------------------------------------------------------------------------
 2. Exxon Mobil Corp.                             Energy                  3.4
--------------------------------------------------------------------------------
 3. Microsoft Corp.                       Information Technology          2.7
--------------------------------------------------------------------------------
 4. Citigroup Inc.                              Financials                2.6
--------------------------------------------------------------------------------
 5. Procter & Gamble Co. (The)               Consumer Staples             2.2
--------------------------------------------------------------------------------
 6. EMC Corp.                             Information Technology          2.1
--------------------------------------------------------------------------------
 7. Bank of America Corp.                       Financials                1.8
--------------------------------------------------------------------------------
 8. American International Group, Inc.          Financials                1.8
--------------------------------------------------------------------------------
 9. Johnson & Johnson                           Healthcare                1.8
--------------------------------------------------------------------------------
10. Pfizer Inc.                                 Healthcare                1.7
--------------------------------------------------------------------------------


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                                                                               1

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.

SUMMARY SCHEDULE OF INVESTMENTS - DECEMBER 31, 2005
--------------------------------------------------------------------------------

                                                         No. of
Description                                              Shares         Value
--------------------------------------------------------------------------------
EQUITY SECURITIES - 99.39%
CLOSED-END DOMESTIC FUNDS - 2.21%
Tri-Continental Corp.                                    77,000    $   1,430,660
Zweig Fund, Inc.                                        176,600          932,448
Other Closed-End
Domestic Funds (a)                                                       724,845
                                                                   -------------
                                                                       3,087,953
                                                                   -------------
CONSUMER DISCRETIONARY - 10.67%
Comcast Corp., Class A +                                 35,037          909,561
eBay, Inc. +                                             19,000          821,750
Home Depot, Inc. (The)                                   30,600        1,238,688
Time Warner Inc.                                         76,000        1,325,440
Other Consumer
Discretionary (a)                                                     10,610,494
                                                                   -------------
                                                                      14,905,933
                                                                   -------------
CONSUMER STAPLES - 10.33%
Altria Group, Inc.                                       29,300        2,189,296
Coca-Cola Co. (The)                                      32,500        1,310,075
PepsiCo, Inc.                                            24,800        1,465,184
Procter & Gamble Co. (The)                               53,297        3,084,830
Wal-Mart Stores, Inc.                                    39,800        1,862,640
Other Consumer Staples (a)                                             4,526,042
                                                                   -------------
                                                                      14,438,067
                                                                   -------------
ENERGY - 9.12%
ChevronTexaco Corp.                                      27,532        1,562,992
ConocoPhillips                                           17,974        1,045,727
Exxon Mobil Corp.                                        84,000        4,718,280
Schlumberger Ltd.                                        11,000        1,068,650
Other Energy (a)                                                       4,344,949
                                                                   -------------
                                                                      12,740,598
                                                                   -------------
FINANCIALS - 19.96%
American International
Group, Inc.                                              37,531        2,560,740
Bank of America Corp.                                    55,616        2,566,678
Citigroup Inc.                                           74,300        3,605,779
Freddie Mac                                              14,500          947,575





                                                         No. of
Description                                              Shares         Value
--------------------------------------------------------------------------------

FINANCIALS (CONTINUED)
Goldman Sachs
Group, Inc. (The)                                         7,300    $     932,283
JPMorgan Chase & Co.                                     48,332        1,918,297
Morgan Stanley                                           15,500          879,470
U.S. Bancorp ^                                           28,401          848,906
Wachovia Corp. ^                                         22,600        1,194,636
Wells Fargo & Co.                                        24,200        1,520,486
Other Financials (a)                                                  10,908,663
                                                                   -------------
                                                                      27,883,513
                                                                   -------------
HEALTHCARE - 12.62%
Abbott Laboratories ^                                    21,000          828,030
Amgen Inc. +                                             18,900        1,490,454
Eli Lilly & Co.                                          14,500          820,555
Johnson & Johnson                                        40,900        2,458,090
Medtronic, Inc.                                          21,500        1,237,755
Merck & Co. Inc.                                         28,000          890,680
Pfizer Inc. ^                                            99,660        2,324,071
UnitedHealth Group Inc.                                  23,000        1,429,220
Wyeth                                                    19,200          884,544
Other Healthcare (a)                                                   5,268,027
                                                                   -------------
                                                                      17,631,426
                                                                   -------------
INDUSTRIALS - 10.44%
Boeing Company (The)                                     11,700          821,808
General Electric Co.                                    141,700        4,966,585
Tyco International Ltd.                                  33,397          963,837
United Parcel
Service, Inc., Class B                                   16,300        1,224,945
Other Industrials (a)                                                  6,604,458
                                                                   -------------
                                                                      14,581,633
                                                                   -------------
INFORMATION TECHNOLOGY - 15.10%
Cisco Systems, Inc. +                                    96,400        1,650,368
Dell Inc. +                                              29,700          890,703
EMC Corp. +                                             212,648        2,896,266
Intel Corp.                                              82,500        2,059,200
International Business
Machines Corp.                                           21,000        1,726,200



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See accompanying notes to financial statements
2

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CORNERSTONE STRATEGIC VALUE FUND, INC.

SUMMARY SCHEDULE OF INVESTMENTS - DECEMBER 31, 2005(CONTINUED)
--------------------------------------------------------------------------------

                                                         No. of
Description                                              Shares         Value
--------------------------------------------------------------------------------


INFORMATION TECHNOLOGY (CONTINUED)
Microsoft Corp.                                         142,100    $   3,715,915
QUALCOMM Inc. ^                                          21,000          904,680
Other Information
Technology (a)                                                         7,254,019
                                                                   -------------
                                                                      21,097,351
                                                                   -------------
MATERIALS - 2.28%
Total Materials (a)                                                    3,177,109
                                                                   -------------
REAL ESTATE INVESTMENT TRUSTS - 0.22%
Total Real Estate
Investment Trusts (a)                                                    306,520
                                                                   -------------
TELECOMMUNICATION SERVICES - 2.92%
AT&T Inc.                                                48,364        1,184,434
Sprint Corp.                                             38,446          898,099
Verizon
Communications Inc. ^                                    37,100        1,117,452
Other Telecommunication
Services (a)                                                             875,700
                                                                   -------------
                                                                       4,075,685
                                                                   -------------
UTILITIES - 3.52%
Total Utilities (a)                                                    4,926,918
                                                                   -------------
TOTAL EQUITY SECURITIES
(cost - $126,420,026)                                                138,852,706
                                                                   -------------





                                                        Principal
                                                         Amount
Description                                             (000's)            Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 2.11%
REPURCHASE AGREEMENTS - 2.11%
Bear, Stearns & Co. Inc.*
(Agreement dated 12/31/05
to be repurchased at
$2,945,898) (b)                                   $       2,945    $   2,944,899
                                                                   -------------
TOTAL SHORT-TERM INVESTMENTS
(cost - $2,944,899)                                                    2,944,899
                                                                   -------------
TOTAL INVESTMENTS - 101.50%
(cost - $129,364,925)                                                141,797,605
                                                                   -------------

LIABILITIES IN EXCESS OF
OTHER ASSETS - (1.50)%                                                (2,091,489)
                                                                   -------------

NET ASSETS - 100.00%                                               $ 139,706,116
                                                                   =============

---------
+    Non-income producing security.
^    Security or a portion thereof is out on loan.
* Includes investments purchased with cash collateral received for securities on loan.
(a) Represents issues not identified as a top 50 holding in terms of market value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, as of December 31, 2005.
(b) At December 31, 2005, the maturity date for all repurchase agreements held was 01/03/06, with interest rates ranging from 2.00% to 4.00%, and collateralized by $3,035,279 in U.S. Treasury Bonds.








================================================================================
                                 See accompanying notes to financial statements.


--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 2005
--------------------------------------------------------------------------------

ASSETS

Investments, at value, including
  collateral for securities on loan of
  $1,708,575 (Cost $129,364,925) (1)                              $ 141,797,605
Receivables:
Securities sold                                                         178,970
Dividends                                                               177,445
Interest                                                                  4,855
Prepaid expenses                                                          1,994
                                                                  -------------
Total Assets                                                        142,160,869
                                                                  -------------

LIABILITIES

Payables:
Upon return of securities loaned                                      1,708,575
Securities purchased                                                    537,266
Investment management fees                                              114,157
Directors' fees                                                          28,161
Other accrued expenses                                                   66,594
                                                                  -------------
Total Liabilities                                                     2,454,753
                                                                  -------------
NET ASSETS (applicable to 24,710,305
  shares of common stock outstanding)                             $ 139,706,116
                                                                  =============

NET ASSET VALUE PER SHARE
  ($139,706,116 / 24,710,305)                                     $        5.65
                                                                  =============

NET ASSETS CONSISTS OF

Capital stock, $0.001 par value;
  24,710,305 shares issued and outstanding
  (100,000,000 shares authorized)                                 $      24,710
Paid-in capital                                                     159,540,411
Cost of 2,239,440 shares repurchased                                (26,999,661)
Accumulated net realized loss on investments                         (5,292,024)
Net unrealized appreciation in value of investments                  12,432,680
                                                                  -------------
Net assets applicable to shares outstanding                       $ 139,706,116
                                                                  =============

----------------
(1) Includes securities out on loan to brokers with a market value of $1,685,896.



================================================================================
See accompanying notes to financial statements.
 4


--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.

STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2005
--------------------------------------------------------------------------------

INVESTMENT INCOME
Income:
  Dividends (net of foreign taxes withheld of $428)                $  2,506,367
  Securities lending                                                     38,615
  Interest                                                               34,513
                                                                   ------------
  Total Investment Income                                             2,579,495
                                                                   ------------

Expenses:
  Investment management fees                                          1,446,817
  Administration fees                                                   144,796
  Legal and audit fees                                                  113,957
  Directors' fees                                                       108,000
  Printing                                                               41,533
  Accounting fees                                                        40,933
  Custodian fees                                                         26,072
  Transfer agent fees                                                    22,999
  Stock exchange listing fees                                            16,087
  Insurance                                                               7,199
  Miscellaneous                                                           4,000
                                                                   ------------
  Total Expenses                                                      1,972,393
  Less: Management fee waivers                                         (153,244)
  Less: Fees paid indirectly                                            (74,407)
                                                                   ------------
    Net Expenses                                                      1,744,742
                                                                   ------------
  Net Investment Income                                                 834,753
                                                                   ------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from investments                                   27,008,793
Net change in unrealized appreciation in value of investments       (22,438,516)
                                                                   ------------
Net realized and unrealized gain on investments                       4,570,277
                                                                   ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $  5,405,030
                                                                   ============



================================================================================
                                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               For the Years Ended
                                                                    December 31,
                                                          ------------------------------
                                                               2005             2004
                                                          -------------    -------------

INCREASE/(DECREASE) IN NET ASSETS

Operations:
  Net investment income                                   $     834,753    $     646,242
  Net realized gain/(loss) from investments                  27,008,793         (127,914)
  Net change in unrealized appreciation
        in value of investments                             (22,438,516)      12,198,020
                                                          -------------    -------------
    Net increase in net assets resulting
        from operations                                       5,405,030       12,716,348
                                                          -------------    -------------

Dividends and distributions to shareholders:
  Net investment income                                        (980,195)        (729,442)
  Net realized capital gains                                (24,369,995)            --
  Return-of-capital                                                --        (13,677,285)
                                                          -------------    -------------
    Total dividends and distributions to shareholders       (25,350,190)     (14,406,727)
                                                          -------------    -------------

Capital stock transactions:
  Net assets received in conjunction
     with Merger Agreement                                         --        127,962,525
  Proceeds from 832,602 and 263,935 shares newly issued
    in reinvestment of dividends and distributions,
    respectively                                              4,961,290        1,852,533
                                                          -------------    -------------
    Net increase in net assets resulting
        from capital stock transactions                       4,961,290      129,815,058
                                                          -------------    -------------

  Total increase/(decrease) in net assets                   (14,983,870)     128,124,679
                                                          -------------    -------------


NET ASSETS

Beginning of year                                           154,689,986       26,565,307
                                                          -------------    -------------

End of year                                               $ 139,706,116    $ 154,689,986
                                                          =============    =============


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See accompanying notes to financial statements
 6

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each year indicated. This information has been derived from information provided in the financial statements and market price data for the Fund's shares.
--------------------------------------------------------------------------------

                                                                    For the Years Ended December 31,
                                                          2005        2004        2003        2002        2001
PER SHARE OPERATING
PERFORMANCE
Net asset value, beginning of year                     $    6.48    $   6.90    $   6.41    $   9.20    $   11.31
                                                       ---------    --------    --------    --------    ---------
Net investment income/(loss) #                              0.03        0.05        0.04       (0.01)       (0.06)
Net realized and unrealized gain/(loss)
  on investments and foreign currency
  related translations                                      0.18        0.55        1.44       (2.29)       (2.13)
                                                       ---------    --------    --------    --------    ---------
Net increase/(decrease) in net assets
  resulting from operations                                 0.21        0.60        1.48       (2.30)       (2.19)
                                                       ---------    --------    --------    --------    ---------
Dividends and distributions to shareholders:
Net investment income                                      (0.04)      (0.05)      (0.04)       --           --
Net realized gain on investments and
  foreign currency related transactions                    (1.00)       --          --          --           --
Return-of-capital                                           --         (0.99)      (0.95)      (0.50)        --
                                                       ---------    --------    --------    --------    ---------
Total dividends and distributions to shareholders          (1.04)      (1.04)      (0.99)      (0.50)        --
                                                       ---------    --------    --------    --------    ---------
Capital stock transactions:
Anti-dilutive effect due to capital
  stock repurchased                                         --          --          --          0.02         0.08
Anti-dilutive/(dilutive) effect due to shares issued
  in reinvestment of dividends and distributions            --          0.02       --         (0.01)        --
                                                       ---------    --------    --------    --------    ---------
Total capital stock transactions                            --          0.02       --          0.01         0.08
                                                       ---------    --------    --------    --------    ---------
Net asset value, end of year                           $    5.65    $   6.48   $   6.90    $   6.41    $    9.20
                                                       =========    ========   ========    ========    =========
Market value, end of year                              $    7.05    $   8.51   $   9.00    $   5.85    $    8.05
                                                       =========    ========   ========    ========    =========
Total investment return (a)                                (1.32)%      8.38%     77.69%     (20.85)%     (23.98)%
                                                       =========    ========   ========    ========    =========

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000 omitted)                  $ 139,706    $ 154,690   $  26,565   $  24,376   $  35,256
Ratio of expenses to average net assets,
  net of fee waivers, if any (b)                            1.20%        1.28%       1.20%       1.80%        1.77%
Ratio of expenses to average net assets,
  excluding fee waivers, if any (c)                         1.36%        1.50%       1.59%       2.17%        2.11%
Ratio of expenses to average net assets,
  net of fee waivers, if any (c)                            1.26%        1.36%       1.25%       1.86%        1.95%
Ratio of net investment income/(loss) to
  average net assets                                        0.58%        0.73%       0.68%      (0.13)%      (0.64)%
Portfolio turnover rate                                    21.60%       39.05%      11.88%      29.63%       59.83%


------------------------------------------------------------------------------------------------------------------
#    Based on average shares outstanding.
(a)  Total investment return at market value is based on the changes in market price of a share during the year and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
(b)  Expenses are net of fees paid indirectly.
(c)  Expenses exclude the reduction for fees paid indirectly.

================================================================================
                                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE A. SIGNIFICANT ACCOUNTING POLICIES

Cornerstone Strategic Value Fund, Inc. (the "Fund") was incorporated in Maryland on May 1, 1987 and commenced investment operations on June 30, 1987. Its investment objective is to seek long-term capital appreciation through investment in equity securities of companies listed in the United States. The Fund is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company. On June 25, 2004, the Fund consummated tax-free mergers with Progressive Return Fund, Inc. ("PGF") and Investors First Fund, Inc. ("MGC") (collectively, the "Predecessor Funds"). Pursuant to the terms of the agreements governing the mergers, each share of common stock of the Predecessor Funds was converted into an equivalent dollar amount of full shares of common stock of the Fund, based on the net asset values of the Fund, MGC and PGF as of June 25, 2004 ($6.47, $10.42 and $20.96, respectively), resulting in a conversion ratio of 1.6094 and 3.2378 shares of the Fund for each share of MGC and PGF, respectively. This resulted in the issuance of 15,955,350 and 3,808,891 Fund shares for MGC and PGF, respectively. Cash was paid in lieu of fractional shares. Net assets of the Fund, MGC and PGF as of the merger date were $25,105,399, $103,302,250 and $24,660,275, including unrealized appreciation/(depreciation) of $2,516,413, $23,078,675 and $(2,519,953), respectively. In addition, PGF's net assets included undistributed capital losses of $13,754,555. Total net assets after the merger were $153,067,924.

The following is a summary of significant accounting policies consistently followed by the Fund:

MANAGEMENT ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATION: Investments are stated at value in the accompanying financial statements. All equity securities shall be valued at the closing price on the exchange or market on which the security is primarily traded ("Primary Market"). If the security did not trade on the Primary Market, it shall be valued at the closing price on another exchange where it trades. If there are no such sale prices, the value shall be the most recent bid, and if there is no bid, the security shall be valued at the most recent asked. If no pricing service is available and there are more than two dealers, the value shall be the mean of the highest bid and lowest ask. If there is only one dealer, then the value shall be the mean if bid and ask are available, otherwise the value shall be the bid. All other securities and assets are valued as determined in good faith by the Board of Directors. Short-term investments having a maturity of 60 days or less are valued on the basis of amortized cost. Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of financial and non-financial information abut the company; comparisons to the valuation and changes in valuation of similar securities, including reference to special reports prepared by analysts and or reports published in the financial press, the financial conditions and prospects of the issuer available, including considering any recent management or capital structure changes or other recent events that may impact the price of the security; and evaluation of any other information that could be indicative of the value of the security. At December 31, 2005, the Fund held no securities valued in good faith by the Board of Directors. The net asset value per share of the Fund is calculated weekly and on the last business day of the month with the exception of those days on which the American Stock Exchange, LLC is closed.


================================================================================
8

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS: The Fund has agreed to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with whom the Fund enters into repurchase agreements are banks and broker/dealers, which Cornerstone Advisors, Inc. (the Fund's "Investment Manager" or "Cornerstone") considers creditworthy. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. Cornerstone monitors daily, the mark-to-market of the value of the collateral, and, if necessary, requires the seller to maintain additional securities, so that the value of the collateral is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME: Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis; dividend income is recorded on the ex-dividend date.

TAXES: No provision is made for U.S. federal income or excise taxes as it is the Fund's intention to continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all U.S. federal income and excise taxes.

DISTRIBUTIONS OF INCOME AND GAINS: Effective June 25, 2002, the Fund initiated a fixed, monthly distribution to shareholders. To the extent that these distributions exceed the current earnings of the Fund, the balance will be generated from sales of portfolio securities held by the Fund, which will either be short-term or long-term capital gains or a tax-free return-of-capital. To the extent these distributions are not represented by net investment income and capital gains, they will not represent yield or investment return on the Fund's investment portfolio. The Fund plans to maintain this distribution policy even if regulatory requirements would make part of a return-of-capital, necessary to maintain the distribution, taxable to shareholders and to disclose that portion of the distribution that is classified as ordinary income. Although it has no current intention to do so, the Board may terminate this distribution policy at any time and such termination may have an adverse effect on the market price for the Fund's common shares. The Fund determines annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses, including capital loss carryovers, if any. To the extent that the Fund's taxable income in any calendar year exceeds the aggregate amount distributed pursuant to this distribution policy, an additional distribution may be made to avoid the payment of a 4% U.S. federal excise tax, and to the extent that the aggregate amount distributed in any calendar year exceeds the Fund's taxable income, the amount of that excess may constitute a return-of-capital for tax purposes. A return-of-capital distribution reduces the cost basis of an investor's shares in the Fund. Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend date.

NOTE B. AGREEMENTS
Cornerstone serves as the Fund's Investment Manager with respect to all investments. As compensation for its investment management services, Cornerstone receives from the Fund, an annual fee, calculated weekly and paid monthly, equal to 1.00% of the Fund's average weekly net assets. During the year ended December 31, 2005, Cornerstone volun-


================================================================================

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

tarily agreed to waive its management fees from the Fund to the extent that monthly operating expenses exceed a rate of 0.10% of average net assets calculated monthly. For the year 2006, Cornerstone undertakes to waive its advisory fees to the extent that the Fund's net monthly operating expenses (including basic legal fees but excluding other legal expenses) exceed a specified rate of average net assets of 0.10%. For the year ended December 31, 2005, Cornerstone earned $1,446,817 for investment management services, of which it waived $153,244. The Investment Manager may discontinue such undertaking at any time during the fiscal year without notice to fund shareholders.

Included in the Statement of Operations, under the caption FEES PAID INDIRECTLY, are expense offsets of $74,407 arising from credits earned on portfolio transactions executed with a broker, pursuant to a directed brokerage arrangement.

The Fund paid or accrued approximately $95,955 for the year ended December 31, 2005 for legal services to Blank Rome LLP ("Blank"), counsel to the Fund. Thomas
R. Westle, partner of Blank, serves as Secretary of the Fund.

NOTE C. INVESTMENT IN SECURITIES
For the year ended December 31, 2005, purchases and sales of securities, other than short-term investments, were $31,215,063 and $51,120,254 respectively.

NOTE D. SECURITIES LENDING
To generate additional income, the Fund may lend up to 10% of its total assets. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn interest on the investment of cash collateral. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments. Loans of securities are required at all times to be secured by collateral equal to at least 100% of the market value of securities on loan. However, in the event of default or bankruptcy of the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return securities, and collateral maintained by the lender is insufficient to cover the value of loaned securities, the borrower is obligated to pay the amount of the shortfall (and interest thereon) to the Fund. However, there can be no assurance the Fund can recover this amount. The value of securities on loan to brokers at December 31, 2005, was $1,685,896.

During the year ended December 31, 2005, the Fund earned $38,615 in securities lending income which is included under the caption Interest in the Statement of Operations.

NOTE E. FEDERAL INCOME TAXES
Income and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales and Post-October losses (as later defined), and excise tax regulations.

The tax character of dividends and distributions paid during the years ended December 31, for the Fund were as follows:

                ORDINARY INCOME               RETURN-OF-CAPITAL
                ---------------               -----------------
              2005          2004            2005            2004
              ----          ----            ----            ----
            $980,195      $729,442           --         $13,677,285

                             LONG-TERM CAPITAL GAINS
                             -----------------------
                           2005                  2004
                           ----                  ----
                         $24,369,995              --

At December 31, 2005, the components of distributable earnings on a tax basis, for the Fund were as follows:

Accumulated net realized loss                                      $ (5,292,024)
Unrealized appreciation                                              12,432,680
                                                                   ------------
Total distributable earnings                                       $  7,140,656
                                                                   ============

================================================================================
10

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

The Fund reclassified $145,442 from distributions in excess of net investment income and $34,657 from accumulated net realized loss to paid-in capital to adjust for certain permanent book/tax differences.
Under current tax law, certain capital losses realized after October 31 within a taxable year may be deferred and treated as occurring on the first day of the following tax year ("Post-October losses"). For the tax period ended December 31, 2005, the Fund did not incur Post-October losses. At December 31, 2005, the Fund had a capital loss carryforward for U.S. federal income tax purposes of $5,292,024 of which $2,547,381 expires in 2008, $1,281,365 expires in 2009,
$693,207 expires in 2010, $635,700 expires in 2011 and $134,371 expires in 2012.
At December 31, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $129,364,925, $18,929,755, $(6,497,075) and $12,432,680, respectively.
















================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors
Cornerstone Strategic Value Fund, Inc.
New York, New York

We have audited the accompanying statement of assets and liabilities of Cornerstone Strategic Value Fund, Inc., including the schedule of investments as of December 31, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended December 31, 2001 have been audited by other auditors, whose report dated February 8, 2002 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Cornerstone Strategic Value Fund, Inc. as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.



TAIT, WELLER & BAKER, LLP

Philadelphia, Pennsylvania
February 7, 2006




================================================================================
12

2005 TAX INFORMATION (UNAUDITED)

Cornerstone Strategic Value Fund, Inc. (the "Fund") is required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise its shareholders within 60 days of the Fund's year end (December 31, 2005) as to the U.S. federal tax status of the dividends and distributions received by the Fund's shareholders in respect of such fiscal year. During the year ended December 31, 2005 the following dividends and distributions per share were paid by the Fund:

                                            SOURCES OF DIVIDENDS AND DISTRIBUTIONS
                                                      (PER SHARE AMOUNTS)

PAYMENT DATES:               1/31/05    2/28/05       3/31/05       4/29/05       5/31/05       6/30/05
                             -------    -------       -------       -------       -------       -------
Ordinary Income(1)           $ 0.003    $ 0.003       $ 0.003       $ 0.003       $ 0.003       $ 0.003
Long-term Capital Gains(2)   $ 0.084    $ 0.084       $ 0.084       $ 0.084       $ 0.084       $ 0.084
                             -------    -------       -------       -------       -------       -------
Total:                       $ 0.087    $ 0.087       $ 0.087       $ 0.087       $ 0.087       $ 0.087
                             =======    =======       =======       =======       =======       =======

PAYMENT DATES:               7/31/05    8/31/05       9/30/05       10/31/05      11/30/05      12/30/05
                             -------    -------       -------       --------      --------      --------
Ordinary Income(1)           $ 0.003    $ 0.003       $ 0.003       $ 0.003       $ 0.003       $ 0.003
Long-term Capital Gains(2)   $ 0.084    $ 0.084       $ 0.084       $ 0.084       $ 0.084       $ 0.084
                             -------    -------       -------       -------       -------       -------
Total:                       $ 0.087    $ 0.087       $ 0.087       $ 0.087       $ 0.087       $ 0.087
                             =======    =======       =======       =======       =======       =======

--------------------------------------------------------------------------------------------------------

(1) ORDINARY INCOME DIVIDENDS - This is the total per share amount of ordinary income dividends and short-term capital gain distributions (if applicable) included in the amount reported in Box 1a on Form 1099-DIV.
(2) LONG-TERM CAPITAL GAINS- This is the per share amount of the total long-term capital gain distributions reported in Box 2a on Form 1099-DIV.

The Fund has met the requirements to pass through all of its (100%) ordinary income dividends as qualified dividends, which are subject to a maximum federal tax rate of 15%. This is reported in Box 1b on Form 1099-DIV. Ordinary income dividends should be reported as dividend income on Form 1040. Please note that to utilize the lower tax rate for qualifying dividend income, shareholders generally must have held their shares in the Fund for at least 61 days during the 121 day period beginning 60 days before the ex-dividend date.

Long-term capital gain distributions arise from gains on securities held by the Fund for more than one year. They are subject to a maximum federal rate of 15%.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their distribution(s).

In general, distributions received by tax-exempt recipients (e.g., IRA's and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.


================================================================================


ADDITIONAL INFORMATION REGARDING THE FUND'S DIRECTORS AND
CORPORATE OFFICERS (UNAUDITED)
                                                                                                     NUMBER OF
                                                                                                     PORTFOLIOS IN
NAME AND                                                                               POSITION      FUND COMPLEX
ADDRESS              POSITION(S)           PRINCIPAL OCCUPATION                        WITH FUND     OVERSEEN BY
(AGE)*               HELD WITH FUND        OVER LAST 5 YEARS                           SINCE         DIRECTORS
--------------------------------------------------------------------------------------------------------------------
Ralph W.             Chairman of the       President, Cornerstone Advisors, Inc.;      1998          2
Bradshaw**           Board of              Financial Consultant; previous Director
(55)                 Directors and         of The Austria Fund, Inc.; President
                     President             and Director of Cornerstone Total
                                           Return Fund, Inc.

William A.           Director and Vice     Director and Stockholder of                 2004          2
Clark**              President             Cornerstone Advisors, Inc., former
(60)                                       financial consultant of Deep Discount
                                           Advisors, Inc.; previous Director of
                                           The Austria Fund, Inc.; Director of
                                           Cornerstone Total Return Fund, Inc.

Glenn W.             Director; Audit       Chairman of the Board and Chief             2000          2
Wilcox, Sr.          Committee             Executive Officer of Wilcox Travel
(74)                 Chairman,             Agency, Inc.; Director, Champion
                     Nominating and        Industries, Inc.; Chairman of Tower
                     Corporate             Associates, Inc. (a real estate venture);
                     Governance            Director of Wachovia Corp. WNC
                     Committee             Regional Advisory Board; Director and
                     Member                Chairman of Audit Committee of
                                           Cornerstone Total Return Fund, Inc.

Thomas H.            Director; Audit,      Chairman of the Board of Photonics          1987          2
Lenagh               Nominating and        Products Group; Independent Financial
(83)                 Corporate             Adviser; Director of The Adams Express
                     Governance            Company and Petroleum and Resources
                     Committee             Corporation; Director of Cornerstone
                     Member                Total Return Fund, Inc.

Edwin                Director; Audit,      Distinguished Fellow, The Heritage          2001          2
Meese III            Nominating and        Foundation, Washington D.C.;
(74)                 Corporate             Distinguished Visiting Fellow at the
                     Governance            Hoover Institution, Stanford University;
                     Committee             Senior Adviser, Revelation L.P .; formerly
                     Member                U.S. Attorney General under President
                                           Ronald Reagan; Director of Carrington
                                           Laboratories Inc.; Director of
                                           Cornerstone Total Return Fund, Inc.



================================================================================
14

ADDITIONAL INFORMATION REGARDING THE FUND'S DIRECTORS
AND CORPORATE OFFICERS (UNAUDITED) (CONTINUED)
                                                                                                     NUMBER OF
                                                                                                     PORTFOLIOS IN
NAME AND                                                                               POSITION      FUND COMPLEX
ADDRESS                POSITION(S)         PRINCIPAL OCCUPATION                        WITH FUND     OVERSEEN BY
(AGE)*                 HELD WITH FUND      OVER LAST 5 YEARS                           SINCE         DIRECTORS
----------------------------------------------------------------------------------------------------------------------
Scott B. Rogers        Director; Audit,    Chief Executive Officer, Asheville          2000          2
(50)                   Nominating and      Buncombe Community Christian
                       Corporate           Ministry; President, ABCCM Doctor's
                       Governance          Medical Clinic; Appointee, NC
                       Committee           Governor's Commission on Welfare to
                       Member              Work; Chairman and Director, Recycling
                                           Unlimited; Director of A-B Vision Board,
                                           Interdenominational Ministerial Alliance,
                                           Faith Partnerships, Inc.; Director of
                                           Cornerstone Total Return Fund, Inc.

Andrew A.              Director;           Attorney and senior member of Strauss       2000          2
Strauss                Chairman of         & Associates, P.A., Attorneys, Asheville
(52)                   Nominating and      and Hendersonville, NC; previous
                       Corporate           President of White Knight Healthcare,
                       Governance          Inc. and LMV Leasing, Inc., a wholly
                       Committees and      owned subsidiary of Xerox Credit
                       Audit Committee     Corporation; Director of Memorial
                       Member              Mission Hospital Foundation, Deerfield
                                           Episcopal Retirement Community and
                                           Asheville Symphony; Director of
                                           Cornerstone Total Return Fund, Inc.












================================================================================
                                                                              15

ADDITIONAL INFORMATION REGARDING THE FUND'S DIRECTORS
AND CORPORATE OFFICERS (UNAUDITED) (CONCLUDED)

NAME AND                                                                                            POSITION
ADDRESS                       POSITION            PRINCIPAL OCCUPATION                              WITH FUND
(AGE)*                        HELD WITH FUND      OVER LAST 5 YEARS                                 SINCE
-----------------------------------------------------------------------------------------------------------------
Gary A. Bentz**               Chief Compliance    Chief Financial Officer, Chairman and             2004
(49)                          Officer             Stockholder of Cornerstone Advisors, Inc.;
                                                  previous Director, Vice President and
                                                  Treasurer of the Fund and Cornerstone Total
                                                  Return Fund; previous Director of The Austria
                                                  Fund, Inc., Financial Consultant, Certified
                                                  Public Accountant; Chief Compliance Officer
                                                  of Cornerstone Total Return Fund, Inc.

Thomas R. Westle              Secretary           Partner, Blank Rome LLP, a law firm; previous     2000
405 Lexington Avenue                              partner, Spitzer & Feldman P.C., a law firm.
New York, NY 10174
(52)

Jodi B. Levine                Treasurer           Associate Director, Bear Stearns & Co. Inc.       2004
(36)

------------------------------------------------------------------------------------------------------------------

* The mailing address of each Director and/or Officer with respect to the Fund's operation is 383 Madison Ave.-23rd Floor, New York, NY 10179, unless otherwise indicated.
** Designates a director who is an "interested person" of the Fund as defined by the Investment Company Act of 1940, as amended. Messrs. Bradshaw and Clark are interested persons of the Fund by virtue of their current positions with the Investment Manager of the Fund.









================================================================================
16

DESCRIPTION OF DIVIDEND REINVESTMENT PLAN (UNAUDITED)

Shareholders who have Shares registered directly in their own names automatically participate in the Fund's Dividend Reinvestment Plan (the "Plan"), unless and until an election is made to withdraw from the Plan on behalf of such participating shareholders. Shareholders who do not wish to have distributions automatically reinvested should so notify American Stock Transfer & Trust Co. (the "Agent") at P.O. Box 922, Wall Street Station, New York, NY 10269-0560 or call (877) 248-6416. Under the Plan, all of the Fund's dividends and other distributions to shareholders are reinvested in full and fractional Shares as described below.

When the Fund declares an income dividend or a capital gain or other distribution (each, a "Distribution" and collectively, "Distributions"), the Agent, on the shareholders' behalf, will: (i) receive additional authorized shares from the Fund either newly issued or repurchased from shareholders by the Fund and held as treasury stock ("Newly Issued Shares") or, (ii) at the sole discretion of the Board of Directors, be authorized to purchase outstanding shares on the open market, on the American Stock Exchange, LLC or elsewhere, with cash allocated to it by the Fund ("Open Market Purchases").

Shares acquired by the Agent in Open Market Purchases will be allocated to the reinvesting shareholders based on the average cost of such Open Market Purchases. Alternatively, the Agent will allocate Newly Issued Shares to the reinvesting shareholders at the lower of (i) a price equal to the average closing price of the Fund over the five trading days preceding the payment of such distribution, or (ii) the net asset value of the Fund as last determined prior to such payment date.

Registered shareholders who acquire their shares through Open Market Purchases and who do not wish to have their Distributions automatically reinvested should so notify the Fund in writing. If a Shareholder has not elected to receive cash Distributions and the Agent does not receive notice of an election to receive cash Distributions prior to the record date of any distribution, the shareholder will automatically receive such Distributions in additional Shares.

Participants in the Plan may withdraw from the Plan by providing written notice to the Agent at least 30 days prior to the applicable Distribution payment date. When a participant withdraws from the Plan, or upon termination of the Plan as provided below, certificates for whole shares credited to his/her account under the Plan will, upon request, be issued. Whether or not a participant requests that certificates for whole shares be issued, a cash payment will be made for any fraction of a Share credited to such account.

The Agent will maintain all shareholder accounts in the Plan and furnish written confirmations of all transactions in the accounts, including information needed by shareholders for personal and tax records. The Agent will hold shares in the account of each Plan participant in non-certificated form in the name of the participant, and each shareholder's proxy will include those shares purchased pursuant to the Plan. Each participant, nevertheless, has the right to receive certificates for whole shares owned. The Agent will distribute all proxy solicitation materials to participating shareholders.

In the case of shareholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating in the Plan, the Agent will administer the Plan on the basis of the number of shares certified from time to time by the record shareholder as representing the total amount of shares registered in the Shareholder's name and held for the account of beneficial owners participating in the Plan.

There will be no charge to participants for reinvesting Distributions other than their share of brokerage commissions as discussed below. The Agent's fees for administering the Plan and handling the reinvestment of Distributions will be paid by the



================================================================================

DESCRIPTION OF DIVIDEND REINVESTMENT PLAN (UNAUDITED) (CONCLUDED)

Fund. Each participant's account will be charged a pro-rata share of brokerage commissions incurred with respect to the Agent's Open Market Purchases in connection with the reinvestment of Distributions.

Brokerage charges for purchasing small amounts of shares for individual accounts through the Plan are expected to be less than the usual brokerage charges for such transactions because the Agent will be purchasing shares for all the participants in blocks and pro-rating the lower commission that may be attainable.

The automatic reinvestment of Distributions will not relieve participants of any income tax that may be payable on such Distributions. Participants who receive shares pursuant to the Plan as described above will recognize taxable income in the amount of the fair market value of those shares. In the case of non-U.S. participants whose Distributions are subject to U.S. income tax withholding and in the case of participants subject to 28% federal backup withholding, the Agent will reinvest Distributions after deduction of the amount required to be withheld.

The Fund reserves the right to amend or terminate the Plan by written notice to participants. All correspondence concerning the Plan should be directed to the Agent at the address referred to in the first paragraph of this section.











================================================================================
18

PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

Information regarding how the Cornerstone Strategic Value Fund, Inc. (the "Fund") voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available: o by calling (212) 272-3550; o on the website of the Securities and Exchange Commission, http://www.sec.gov. This report incorporates a Summary Schedule of Investments for the Fund. A complete Schedule of Investments for the Fund may be obtained free of charge by contacting the Fund at (212) 272-3550.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

PRIVACY POLICY NOTICE (UNAUDITED)

The following is a description of Cornerstone Strategic Value Fund, Inc.'s (the "Fund") policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of the financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

CATEGORIES OF INFORMATION THE FUND COLLECTS. The Fund collects the following nonpublic personal information about you:

     1. Information from the Consumer: this category includes information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

     2. Information about the Consumer's transactions: this category includes information about your trans- actions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

CATEGORIES OF INFORMATION THE FUND DISCLOSES. The Fund does not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

CONFIDENTIALITY AND SECURITY. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.




================================================================================

SUMMARY OF GENERAL INFORMATION (UNAUDITED)

The Fund - Cornerstone Strategic Value Fund, Inc. is a closed-end, diversified investment company whose shares trade on the American Stock Exchange, LLC. Its investment objective is to seek long-term capital appreciation through investment in equity securities of companies listed in the United States. The Fund is managed by Cornerstone Advisors, Inc.

SHAREHOLDER INFORMATION (UNAUDITED)

The Fund is listed on the American Stock Exchange, LLC (symbol "CLM"). The share price is published in: THE NEW YORK TIMES (daily) under the designation "CornerStrt" and THE WALL STREET JOURNAL (daily) and BARRON'S (each Monday) under the designation "CornstnStrat." The net asset value per share is available weekly and may be obtained by contacting the Fund at the general inquiry phone number.

--------------------------------------------------------------------------------
NOTICE IS HEREBY GIVEN IN ACCORDANCE WITH SECTION 23(C) OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED, THAT CORNERSTONE STRATEGIC VALUE FUND, INC. MAY FROM TIME TO TIME PURCHASE SHARES OF ITS CAPITAL STOCK IN THE OPEN MARKET.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
This report, including the financial statements herein, is sent to the shareholders of the Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in the report.
--------------------------------------------------------------------------------













================================================================================
20

                     CORNERSTONE STRATEGIC VALUE FUND, INC.

================================================================================
DIRECTORS AND CORPORATE OFFICERS
Ralph W. Bradshaw           Chairman of the Board of
                              Directors and President
William A. Clark            Director and Vice President
Thomas H. Lenagh            Director
Edwin Meese III             Director
Scott B. Rogers             Director
Andrew A. Strauss           Director
Glenn W. Wilcox, Sr.        Director
Gary A. Bentz               Chief Compliance Officer
Thomas R. Westle            Secretary
Jodi B. Levine              Treasurer

                            STOCK TRANSFER AGENT
INVESTMENT MANAGER          AND REGISTRAR
Cornerstone Advisors, Inc.  American Stock Transfer &
One West Pack Square        Trust Co.
Suite 1650                  59 Maiden Lane
Asheville, NC 28801         New York, NY 10038

                            INDEPENDENT REGISTERED
ADMINISTRATOR               PUBLIC ACCOUNTING FIRM
Bear Stearns Funds          Tait, Weller & Baker, LLP
Management Inc.             1818 Market Street
383 Madison Avenue          Suite 2400
New York, NY 10179          Philadelphia, PA 19103

CUSTODIAN                   LEGAL COUNSEL
Custodial Trust Company     Blank Rome LLP
101 Carnegie Center         405 Lexington Avenue
Princeton, NJ 08540         New York, NY 10174

EXECUTIVE OFFICES
383 Madison Avenue
New York, NY 10179

For shareholder inquiries, registered shareholders should call (800) 937-5449. For general inquiries, please call (212) 272-3550.

    AMERICAN
STOCK EXCHANAGE(R)
     LISTED
    CLM(tm)

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal accounting officer, and persons performing similar functions.

(c) and (d). During the period covered by this report, there was no amendment to, and no waiver granted from, any provision of the code of ethics that applies to the Registrant's principal executive officer, principal accounting officer, and persons performing similar functions.

(f)(1) Pursuant to Item 12(a), the Registrant is attaching as an exhibit (EX-99.CODE ETH) a copy of its code of ethics that applies to its principal executive officer, principal financial officer, and persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of directors has determined that it does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable

(a)(3) At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant's level of financial complexity.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm, Tait, Weller & Baker, LLP, for the Registrant's fiscal years ended December 31, 2005 and December 31, 2004.

                                                       2005          2004
                                                     -------       -------
Audit Fees                                           $15,600       $15,000
Audit-related Fees                                        --            --
Tax (1)                                              $ 3,100       $ 3,000
Other                                                     --       $ 4,250*
                                                     -------       -------
Total                                                $18,700       $22,250
                                                     =======       =======

(1) Tax services in connection with the registrant's excise tax calculations and review of the registrant's applicable tax returns.

* These fees are related to the mergers of Progressive Return Fund, Inc. and Investors First Fund, Inc. with and into Cornerstone Strategic Value Fund, Inc.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

         Before the auditor is (i) engaged by the Registrant to render audit, audit related or permissible non-audit services to the Registrant or (ii) with respect to non-audit services to be provided by the auditor to the Registrant's investment adviser or any entity in the investment Registrant complex, if the nature of the services provided relate directly to the operations or financial reporting of the Registrant, either: (a) the Audit Committee shall pre-approve such engagement; or (b) such engagement shall be entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must be detailed as to the particular service and not involve any delegation of the Audit Committee's responsibilities to the Registrant's investment adviser. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. The pre-approval policies and procedures shall include the requirement that the decisions of any member to whom authority is delegated under this provision shall be presented to the full Audit Committee at its next scheduled meeting. Under certain limited circumstances, pre-approvals are not required if certain de minimis thresholds are not exceeded, as such thresholds are set forth by the Audit Committee and in accordance with applicable SEC rules and regulations.

(e)(2) None of the services provided to the Registrant described in paragraphs
(b)-(d) of Item 4 were pre-approved by the Audit Committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) There were no non-audit fees billed by Tait, Weller & Baker LLP for services rendered to the Registrant, the Registrant's investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) or any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the Registrant for the Registrant's last two fiscal years (December 31, 2004 and December 31, 2005).

(h) No disclosures are required by this Item 4(h).

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934, as amended. Glenn Wilcox (Chair), Edwin Meese, Thomas Lenagh, Andy Strauss and Scott Rogers are the members of the Registrant's audit committee.

(b) Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.



CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2005

  EQUITY SECURITIES - 99.39%                                SHARES       VALUE
                                                            ------       -----

  CLOSED-END DOMESTIC FUNDS - 2.21%
     Adams Express Co.                                      49,500   $   621,225
     General American Investors Company, Inc.                3,000       103,620
     Tri-Continental Corp.                                  77,000     1,430,660
     Zweig Fund, Inc.                                      176,600       932,448
                                                                     -----------
                                                                       3,087,953
                                                                     ===========

  CONSUMER DISCRETIONARY - 10.67%
     Acco Brands Corporation                                   235         5,757
     Bed Bath & Beyond Inc. +                                4,200       151,830
     Best Buy Co., Inc. ^                                    7,125       309,795
     Black & Decker Corp.                                    3,000       260,880
     Carnival Corp.                                         11,800       630,946
     CCE Spinco, Inc. + ^^                                   1,100        14,410
     Circuit City Stores, Inc.                               5,000       112,950
     Clear Channel Communications, Inc.                      8,800       276,760
     Comcast Corp.,  Class A +                              35,037       909,561
     D.R. Horton, Inc.                                       7,000       250,110
     Eastman Kodak Co.                                       1,400        32,760
     eBay, Inc. +                                           19,000       821,750
     Federated Department Stores, Inc.                       5,526       366,540
     Ford Motor Company                                     26,300       203,036
     Fortune Brands, Inc.                                    3,500       273,070
     Gannett Co., Inc.                                       6,000       363,420
     Gap, Inc. (The) ^                                      12,200       215,208
     Goodyear Tire & Rubber Company (The) + ^                4,500        78,210
     Harley-Davidson, Inc. ^                                 4,400       226,556
     Hilton Hotels Corp.                                    11,200       270,032
     Home Depot, Inc. (The)                                 30,600     1,238,688
     J.C. Penney Company, Inc.                               4,500       250,200
     Kohl's Corp. + ^                                        5,000       243,000
     Lowe's Companies, Inc. ^                               11,200       746,592
     Marriott International, Inc., Class A                   2,100       140,637
     Mattel, Inc.                                            5,500        87,010
     McDonald's Corp. ^                                     17,600       593,472
     News Corporation, Class A                              30,000       466,500
     NIKE, Inc., Class B                                     2,300       199,617
     Omnicom Group Inc.                                      4,100       349,033
     Reebok International Ltd.                               1,500        87,345
     Sears Holdings Corp. +                                    503        58,112
     Staples, Inc.                                          10,800       245,268
     Starbucks Corp. +                                      10,800       324,108
     Target Corporation                                     11,800       648,646
     Time Warner Inc.                                       76,000     1,325,440
     TJX Companies, Inc. (The)                               7,000       162,610
     Univision Communications Inc., Class A +                7,000       205,730
     Viacom Inc., non-voting Class B                        23,900       779,140
     Walt Disney Co. (The)                                  29,200       699,924
     Yum! Brands, Inc.                                       6,000       281,280
                                                                     -----------
                                                                      14,905,933
                                                                     ===========

  CONSUMER STAPLES - 10.33%
     Altria Group, Inc.                                     29,300     2,189,296
     Anheuser-Busch Companies, Inc.                         16,700       717,432
     Archer Daniels Midland Company                          5,460       134,644
     Campbell Soup Company                                   2,000        59,540
     Coca-Cola Co. (The)                                    32,500     1,310,075
     Coca-Cola Enterprises Inc.                              6,500       124,605
     Colgate-Palmolive Company                              11,100       608,835
     ConAgra Foods, Inc. ^                                   4,400        89,232
     Costco Wholesale Corp.                                  6,500       321,555
     CVS Corp.                                               5,000       132,100
     General Mills, Inc.                                     9,500       468,540
     H.J. Heinz Co.                                          6,600       222,552
     Kimberly-Clark Corporation                              6,900       411,585
     Kroger Co. (The) +                                      4,800        90,624
     Pepsi Bottling Group, Inc. (The)                        4,000       114,440
     PepsiCo, Inc.                                          24,800     1,465,184
     Procter & Gamble Co. (The)                             53,297     3,084,830
     Sara Lee Corp.                                         11,500       217,350
     Sysco Corp.                                             5,800       180,090
     Walgreen Co.                                           14,300       632,918
     Wal-Mart Stores, Inc.                                  39,800     1,862,640
                                                                     -----------
                                                                      14,438,067
                                                                     ===========

  ENERGY - 9.12%
     Anadarko Petroleum Corp.                                5,900       559,025
     Baker Hughes Inc. ^                                     8,100       492,318
     ChevronTexaco Corp.                                    27,532     1,562,992
     ConocoPhillips                                         17,974     1,045,727
     Devon Energy Corporation                                5,000       312,700
     Exxon Mobil Corp.                                      84,000     4,718,280
     FMC Technologies, Inc. +                                7,300       313,316
     Marathon Oil Corp.                                      7,500       457,275
     Occidental Petroleum Corp.                              8,000       639,040
     Peabody Energy Corp. ^                                  8,000       659,360
     Schlumberger Ltd.                                      11,000     1,068,650
     Transocean Inc. +                                       2,500       174,225
     Western Gas Resources, Inc.                            11,000       517,990
     XTO Energy Inc.                                         5,000       219,700
                                                                     -----------
                                                                      12,740,598
                                                                     ===========

  FINANCIALS - 19.96%
     AFLAC Inc.                                              7,000       324,940
     Allstate Corp. (The)                                    9,300       502,851
     American Express Company                               15,600       802,776
     American International Group, Inc.                     37,531     2,560,740
     Ameriprise Financial, Inc.                              3,120       127,920
     AONCorporation                                          4,900       176,155
     Bank of America Corp.                                  55,616     2,566,678
     Bank of New York Co., Inc. (The)                       11,400       363,090
     Charles Schwab Corporation (The)                       12,000       176,040
     Citigroup Inc.                                         74,300     3,605,779
     Fannie Mae                                             13,000       634,530
     Fifth Third Bancorp                                     9,000       339,480
     Franklin Resources, Inc. ^                              3,700       347,837
     Freddie Mac                                            14,500       947,575
     Goldman Sachs Group, Inc. (The)                         7,300       932,283
     Hartford Financial Services Group, Inc. (The)           6,000       515,340
     JPMorgan Chase & Co.                                   48,332     1,918,297
     Lehman Brothers Holding Inc.                            3,600       461,412
     Marsh & McLennan Companies, Inc. ^                     10,100       320,776
     MBNA Corp.                                             24,600       668,136

     Merrill Lynch & Co., Inc.                              10,700       724,711
     MetLife, Inc.                                          15,200       744,800
     Morgan Stanley                                         15,500       879,470
     National City Corp.                                    12,700       426,339
     Northern Trust Corp. ^                                  3,500       181,370
     PNC Financial Services Group, Inc.                      7,100       438,993
     Prudential Financial, Inc. ^                            8,200       600,158
     St. Paul Travelers Companies, Inc. (The)                9,476       423,293
     State Street Corp.                                      3,500       194,040
     SunTrust Banks, Inc.                                    7,600       552,976
     U.S. Bancorp ^                                         28,401       848,906
     UnumProvident Corp.                                     8,100       184,275
     Wachovia Corp. ^                                       22,600     1,194,636
     Washington Mutual, Inc.                                15,550       676,425
     Wells Fargo & Co.                                      24,200     1,520,486
                                                                     -----------
                                                                      27,883,513
                                                                     ===========

  HEALTHCARE - 12.62%
     Abbott Laboratories ^                                  21,000       828,030
     Aetna Inc.                                              6,000       565,860
     Amgen Inc. +                                           18,900     1,490,454
     Applera Corp. - Applied Biosystems Group                8,000       212,480
     Becton, Dickinson & Co.                                 3,900       234,312
     Biogen Idec Inc.                                        8,000       362,640
     Boston Scientific Corp. +                              12,300       301,227
     Bristol-Myers Squibb Co. ^                             30,500       700,890
     Cardinal Health, Inc.                                   5,450       374,687
     Caremark Rx, Inc. +                                     9,000       466,110
     Eli Lilly & Co.                                        14,500       820,555
     Guidant Corp.                                           6,400       414,400
     HCA, Inc.                                               8,500       429,250
     Hospira, Inc. + ^                                       3,700       158,286
     IMS Health Inc.                                         7,400       184,408
     Johnson & Johnson                                      40,900     2,458,090
     McKesson Corp.                                          2,300       118,657
     Medco Health Solutions, Inc. +                          6,687       373,135
     Medtronic, Inc.                                        21,500     1,237,755
     Merck & Co. Inc.                                       28,000       890,680
     Pfizer Inc. ^                                          99,660     2,324,071
     Schering-Plough Corp.                                  17,000       354,450
     Tenet Healthcare Corp. +                                2,250        17,235
     United Health Group Inc.                               23,000     1,429,220
     Wyeth                                                  19,200       884,544
                                                                     -----------
                                                                      17,631,426
                                                                     ===========

  INDUSTRIALS - 10.44%
     3M Co.                                                 10,400       806,000
     Boeing Company (The)                                   11,700       821,808
     Caterpillar Inc.                                       11,800       681,686
     Cendant Corp.                                          19,000       327,750
     CSX Corp.                                               5,000       253,850
     Emerson Electric Co.                                    8,500       634,950
     FedEx Corp.                                             4,500       465,255
     General Dynamics Corp.                                  3,100       353,555
     General Electric Co.                                  141,700     4,966,585
     Honeywell International Inc.                           12,500       465,625
     Illinois Tool Works Inc.                                2,400       211,176
     Lockheed Martin Corp.                                   4,000       254,520
     Masco Corp.                                             4,200       126,798
     Northrop Grumman Corp.                                  5,000       300,550

     Rockwell Automation, Inc.                               2,500       147,900
     Southwest Airlines Co.                                  6,450       105,973
     Tyco International Ltd.                                33,397       963,837
     Union Pacific Corp.                                     2,000       161,020
     United Parcel Service, Inc., Class B                   16,300     1,224,945
     United Technologies Corp.                              14,400       805,104
     Waste Management, Inc.                                  8,200       248,870
     Yellow Roadway Corp. +                                  5,691       253,876
                                                                     -----------
                                                                      14,581,633
                                                                     ===========

  INFORMATION TECHNOLOGY - 15.10%
     Adobe Systems Inc.                                      9,200       340,032
     Altera Corp. +                                          3,400        63,002
     Analog Devices, Inc.                                    6,700       240,329
     Apple Computer, Inc. +                                  3,000       215,670
     Applied Materials, Inc.                                23,800       426,972
     Automatic Data Processing, Inc.                         9,900       454,311
     Cisco Systems, Inc. +                                  96,400     1,650,368
     Corning Inc. +                                         17,000       334,220
     Dell Inc. +                                            29,700       890,703
     Electronic Arts Inc. +                                  2,000       104,620
     Electronic Data Systems Corp.                          10,000       240,400
     EMC Corp. +                                           212,648     2,896,266
     First Data Corporation                                 11,324       487,045
     Freescale Semiconductor Inc., Class B +                 6,512       163,907
     Hewlett-Packard Co.                                    27,900       798,777
     Intel Corp.                                            82,500     2,059,200
     International Business Machines Corp.                  21,000     1,726,200
     Linear Technology Corp. ^                               6,500       234,455
     Lucent Technologies Inc. +                             10,700        28,462
     Maxim Integrated Products, Inc.                         2,300        83,352
     Micron Technology, Inc. +                              11,500       153,065
     Microsoft Corp.                                       142,100     3,715,915
     Motorola, Inc.                                         34,700       783,873
     Oracle Corp. +                                         46,100       562,881
     Paychex, Inc.                                           4,200       160,104
     QUALCOMM Inc. ^                                        21,000       904,680
     Sanmina-SCI Corp. +                                     5,500        23,430
     Siebel Systems, Inc.                                    2,500        26,450
     Solectron Corp. + ^                                     3,000        10,980
     Sun Microsystems, Inc. + ^                              7,500        31,425
     Symantec Corp. +                                       10,000       175,000
     Texas Instruments Inc. ^                               23,900       766,473
     Yahoo! Inc. +                                           8,800       344,784
                                                                     -----------
                                                                      21,097,351
                                                                     ===========

  MATERIALS - 2.28%
     Air Products & Chemicals, Inc.                          1,000        59,190
     Alcoa Inc.                                             14,200       419,894
     Dow Chemical Co. (The)                                 15,400       674,828
     E.I. du Pont de Nemours & Co.                          14,800       629,000
     International Paper Co.                                10,500       352,905
     Monsanto Co.                                            5,080       393,852
     Newmont Mining Corporation                              7,000       373,800
     Praxair, Inc. ^                                         3,000       158,880
     Rohm & Haas Co.                                         1,000        48,420
     Weyerhaeuser Co.                                        1,000        66,340
                                                                     -----------
                                                                       3,177,109
                                                                     ===========

  REAL ESTATE INVESTMENT TRUSTS- 0.22%
     Simon Property Group, Inc.                              4,000       306,520
                                                                     ===========

  TELECOMMUNICATIONS SERVICES - 2.92%
     ALLTEL Corporation                                      4,000       252,400
     AT&T Inc.                                              48,364     1,184,434
     BellSouth Corporation ^                                23,000       623,300
     Sprint Corp.                                           38,446       898,099
     Verizon Communications Inc. ^                          37,100     1,117,452
                                                                     -----------
                                                                       4,075,685
                                                                     ===========

  UTILITIES - 3.52%
     American Electric Power Co., Inc.                      10,700       396,863
     CenterPoint Energy, Inc. ^                             13,900       178,615
     Dominion Resources, Inc.                                7,100       548,120
     Duke Energy Corp.                                      13,300       365,085
     Edison International                                    4,000       174,440
     Exelon Corp.                                           11,000       584,540
     FirstEnergy Corp.                                       5,000       244,950
     FPL Group, Inc.                                         7,000       290,920
     PG&E Corp. Holdings Company ^                           9,000       334,080
     Progress Energy, Inc. ^                                 3,500       153,720
     Public Service Enterprises Group Inc.                   6,000       389,820
     Southern Co. (The)                                     11,900       410,907
     TXU Corp. ^                                             9,400       471,786
     Williams Companies, Inc. (The)                         10,000       231,700
     Xcel Energy, Inc. ^                                     8,200       151,372
                                                                     -----------
                                                                       4,926,918
                                                                     ===========

TOTAL EQUITY SECURITIES  (cost - $126,420,026)                       138,852,706
                                                                     ===========

SHORT-TERM INVESTMENTS - 2.11%
                                                     PRINCIPAL
  REPURCHASE AGREEMENTS - 2.11%                    AMOUNT (000'S)
                                                   --------------
     Bear, Stearns & Co. Inc.
     (Agreement dated 12/30/05 to be
     repurchased $1,236,764) 3.20%,
     01/03/06, collateralized by
     $1,273,982 in U.S. Treasury Bonds               $1,236            1,236,324

     Bear, Stearns & Co. Inc. * **
     (Agreement dated 12/30/05 to be
     repurchased at $900,293), 2.00%,
     01/03/06, collateralized by
     $928,220 in U.S. Treasury Bonds                    900              900,093

     Bear, Stearns & Co. Inc. * **
     (Agreement dated 12/30/05 to be
     repurchased at $808,841), 4.00%,
     01/03/06, collateralized by
     $833,077 in U.S. Treasury Bonds                    808              808,482
                                                                     -----------
      TOTAL SHORT-TERM INVESTMENTS
        (cost - $2,944,899)                                            2,944,899
                                                                     ===========
      TOTAL INVESTMENTS - 101.50%
        (cost - $129,364,925)                                        141,797,605
      LIABILITIES IN EXCESS OF OTHER ASSETS - (1.50%)                 (2,091,489)
                                                                   -------------
      NET ASSETS - 100%                                             $139,706,116
                                                                   =============

--------------------------------------------------------------------
+    Non-income producing security.
^    Security or a portion thereof is out on loan
^^ Effective January 9, 2006, CCE Spinco, Inc. changed its name to Live Nation, Inc.
* Stated interest rate, before rebate earned by borrower of securities on loan.
** Represents investment purchased with collateral received for securities on loan.
ADR  American Depository Receipts

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Shareholders and Board of Directors
Cornerstone Strategic Value Fund, Inc.
New York, New York

We have audited the accompanying statement of assets and liabilities of Cornerstone Strategic Value Fund, Inc., including the schedule of investments as of December 31, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended December 31, 2001 have been audited by other auditors, whose report dated February 8, 2002 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Cornerstone Strategic Value Fund, Inc. as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Our audits were conducted for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedule of investments in securities as of December 31, 2005 appearing in Item 6 of this Form N-CSR is presented for the purpose of additional analysis and is not a required part of the basic financial statements. This additional information is the responsibility of the Fund's management. Such information has been subjected to the auditing procedures applied in our audit of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.


                                                       TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
February 7, 2006

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

      The Registrant and Cornerstone Advisors, Inc. share the same Proxy Voting Policies and Procedures. The respective Proxy Voting Policies and Procedures of the Registrant and Adviser are attached as EXHIBIT99.VOTEREG


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1) All information contained in this item and its subparts is as of the date of this filing, unless otherwise noted. Ralph W. Bradshaw and William A. Clark are employees of Cornerstone Advisors, Inc. (the Investment Manager) and portfolio managers of the Fund. Ralph W. Bradshaw occupation for the last five years is President of Cornerstone Advisors, Inc. and a Financial Consultant. William A. Clark occupation for the last five years is Director and Stockholder of Cornerstone Advisors, Inc. and a former financial consultant of Deep Discount Advisors, Inc.

(a)(2)(i) Ralph W. Bradshaw and William A. Clark

(a)(2)(ii)(A) Registered Investment Companies - Ralph W. Bradshaw and William A. Clark each manage one other registered closed-end fund.

(a)(2)(ii)(B) Not applicable

(a)(2)(ii)(C) Not applicable

(a)(2)(iii) None. Ralph W. Bradshaw and William A. Clark manage no accounts where the Advisory Fee is based on the performance of the account.

(a)(2)(iv) None.

(a)(3) As of the most recent fiscal year end December 31, 2005, the compensation paid to both Ralph W. Bradshaw and William A. Clark was fixed.

(a)(4) The dollar range of equity securities owned in the registrant beneficially by each portfolio manager is as follows: for Ralph W. Bradshaw it is in the range of $50,001-$100,000 and for William A. Clark it is over $100,000.

(b) None.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

None.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures as of a date within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures are effective, as of such date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics attached as EX-99.CODE ETH.

(a)(2) Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached as EX-99.CERT.

(b) Certification of Principal Executive and Financial Officers pursuant to
Section 906 of the Sarbanes-Oxley Act of 2002 furnished as EX-99.906 CERT.

(99) Proxy Voting Policies of the Registrant and Adviser attached as EX-99.VOTEREG.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By: /S/ RALPH W. BRADSHAW
-------------------------
Name: Ralph W. Bradshaw
Title: Principal Executive Officer
Date: March 10, 2006


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Cornerstone Strategic Value Fund, Inc.

By: /S/ RALPH W. BRADSHAW
-------------------------
Name: Ralph W. Bradshaw
Title: Principal Executive Officer
Date: March 10, 2006

By: /S/ JODI B. LEVINE
----------------------
Name: Jodi B. Levine
Title: Principal Financial Officer
Date: March 10, 2006